Consolidated Statement of Cash Flows - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Profit before tax	S/ 224,110	S/ 85,898	S/ 194,353
Non-cash adjustments to reconcile profit before income tax to net cash flows
Depreciation and amortization	135,567	139,167	129,818
Finance costs	88,965	88,694	77,986
Long-term incentive plan	9,763	5,759	6,523
Provision of impairment of inventories, net	3,348	2,451	2,278
Accumulated net loss due to settlement of derivative financial instruments at fair value through profit or loss	1,569
Allowance for expected credit losses	563	1,582	1,452
Exchange difference related to monetary transactions	(9,114)	6,978	(483)
Finance income	(2,891)	(2,976)	(2,576)
Net (gain) loss on disposal of property, plant and equipment and intangible assets	(1,775)	(2,591)	1,846
Net (gain) loss of derivate financial instruments at fair value through profit or loss	(589)	(5,337)	1,491
Other operating, net	3,761	2,202	1,887
Working capital adjustments
(Increase) decrease in trade and other receivables	(47,713)	38,005	(23,391)
(Increase) decrease in prepayments	(12,956)	4,761	(4,383)
(Increase) decrease in inventories	(151,530)	54,140	(97,657)
Increase (decrease) in trade and other payables	48,834	3,346	(4,220)
Adjustments to reconcile profit (loss)	289,912	422,079	284,924
Interest received	4,484	1,838	2,252
Interest paid	(68,433)	(68,444)	(47,155)
Income tax paid	(55,401)	(24,108)	(34,884)
Net cash flows from operating activities	170,562	331,365	205,137
Investing activities
Purchase of property, plant and equipment	(85,594)	(47,325)	(77,680)
Loan to related party	(17,121)
Purchase of intangible assets	(8,953)	(5,224)	(5,335)
Purchase of investments available for sale	(1,779)
Loans granted	(174)	(4,203)	(1,117)
Collection of loans from related entities	17,121
Cash flow proceeds from sale of property, plant and equipment	4,152	4,634	4,199
Proceeds from loans	524	3,697	354
Opening of term deposits with original maturity greater than 90 days		(208,990)
Redemption of term deposits with original maturity greater than 90 days		208,990
Net cash flows used in investing activities	(91,824)	(48,421)	(79,579)
Financing activities
Dividends paid	(336,821)	(143,623)	(120,975)
Payment for hedging instrument	(15,214)	(15,685)	(14,935)
Lease payments	(2,419)	(1,669)
Bank loans received	220,000	791,270	638,281
Cash flow from settlement of derivative financial instruments	3,879		1,458
Dividends returned	481	321	328
Payment of bank loans		(674,463)	(610,999)
Payment of bank overdraft		(70,921)
Proceeds from bank overdraft		70,921
Net cash flows used in financing activities	(130,094)	(43,849)	(106,842)
Net (decrease) increase in cash and cash equivalents	(51,356)	239,095	18,716
Net foreign exchange difference	15,846	1,551	483
Cash and cash equivalents as of January 1	308,912	68,266	49,067
Cash and cash equivalents as of December 31	273,402	308,912	68,266
Transactions with no effect in cash flows:
Unrealized exchange difference related to monetary transactions	(9,114)	6,978	(483)
Outstanding accounts payable related to acquisition of property, plant and equipment	7,615	4,830	8,698
Addition of right-of-use assets and lease liabilities	217	7,504
Additions of quarry rehabilitation costs		S/ 7,775